Significant Accounting Policies (Details) - Schedule of financial assets and liabilities	12 Months Ended
Dec. 31, 2021
Schedule of financial assets and liabilities [Abstract]
Cash	FVTPL
Receivables	Amortized cost
Restricted deposit	Amortized cost
Deposit	Amortized cost
Accounts payable and accrued liabilities	Amortized cost
Notes payable	Amortized cost